Shareholders’ Equity (Details Narrative)						6 Months Ended		12 Months Ended
	Feb. 07, 2025 USD ($) $ / shares shares	Feb. 07, 2025 SGD ($) shares	Jan. 26, 2022 SGD ($) $ / shares shares	Sep. 07, 2021 shares	Aug. 25, 2021 SGD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 SGD ($)	Dec. 31, 2019 SGD ($)	Jun. 30, 2025 SGD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 SGD ($) shares	Aug. 31, 2022 SGD ($)	Aug. 02, 2022 $ / shares shares	Jun. 30, 2022 SGD ($)	Mar. 10, 2022 $ / shares shares
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized						500,000,000			500,000,000	500,000,000	500,000,000		500,000,000				500,000,000
Common stock, par value | $ / shares						$ 0.001				$ 0.001		$ 0.001			$ 0.001		$ 0.001
Common stock, shares issued						13,500,000			13,500,000	11,250,000	11,250,000		11,250,000		11,250,000
Ordinary shares	2,250,000	2,250,000
Share price | $ / shares	$ 4.50
Gross proceeds	$ 10,125,000	$ 10,130,000
Common stock, shares outstanding						13,500,000			13,500,000	11,250,000	11,250,000		11,250,000
Dividend | $								$ 11,703,290
Payments of dividends | $								$ 4,086,016
Dividend paid | $					$ 1,300,000
Shares issued dividends				500,000
Dividends payable						$ 4,421,128			$ 5,817,274	$ 4,362,956	$ 5,817,274		$ 5,817,274
Stock issued during period, shares, new issues			160,000
Stock issued during period, subscribed ordinary shares, value						2,223	$ 2,925
Paid in capital received						$ 6,057,736			$ 7,970,705	$ 2,013,599	$ 2,684,797		$ 2,684,797
Capital contribution | $														$ 1,200,000
Subsidiaries [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued, price per share | $ / shares			$ 7.5
Paid in capital received | $																$ 712,880
Master Stride Subscribed [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period, shares, new issues			82,000
Stock issued during period, subscribed ordinary shares, value | $			$ 615,000
Fame Hall Subscribed [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period, shares, new issues			78,000
Stock issued during period, subscribed ordinary shares, value | $			$ 585,000
Subsequent Event [Member]
Subsidiary or Equity Method Investee [Line Items]
Ordinary shares	2,250,000	2,250,000
Share price | $ / shares	$ 4.50
Gross proceeds	$ 10,125,000	$ 10,130,000
Net proceeds	$ 8,800,000	$ 8,800,000